SCHEDULE OF FINANCE EXPENSES (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Finance Expenses
Interest expense - Debentures		$ 748	$ 365	$ 2,380	$ 365
Interest expense - other		25	255	69	742
Rehabilitation provision - accretion		22	16	59	46
Post-retirement benefits - accretion		11	2	27	3
Post-employment benefit expense, defined benefit plans	[1]	(118)		(118)
Unrealized (gain) loss on currency hedges			(346)	21	673
Finance expenses		$ 688	$ 292	$ 2,438	$ 1,829

[1]	In accordance with changes in Mexican labour laws, the Company’s post-retirement benefit obligations were transferred between subsidiaries of the Company resulting in a net reduction in the provision on revaluation.